CRYPTO ASSETS (Details 1) - Open World Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning balance, January 1	$ 8,007,056	$ 524,409
Additions (purchases/receipts)	25,198,384	25,146,088
Disposals (sales/payments)	(27,253,393)	(14,358,231)
Net change in fair value	(5,029,060)	(3,305,210)
Ending balance, December 31	922,987	8,007,056
Realized Gains and Losses	$ (4,374,903)	$ 122,250